Risk Report - Asset Quality - Collateral obtained during the reporting periods (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Collateral Obtained [Abstract]
Collateral obtained - Commercial real estate		€ 2	€ 0
Collateral obtained - Residential real estate	[1]	1	2
Collateral obtained - Other		0	0
Total collateral obtained during the reporting period		€ 4	€ 2

[1]	Carrying amount of foreclosed residential real estate properties amounted to € 62 million as of December 31, 2022 and € 67 million as of December 31,2021.